Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	Autolus Therapeutics plc
Entity Central Index Key	0001730463
Document Type	6-K
Document Period End Date	Sep. 30, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31